FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Amounts receivable	$ 179		$ 88
Amounts receivable, related party transactions	60		67
Interest receivable	$ 111		$ 20
Interest rate risk [Member] | Cash and cash equivalents [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average rate of hedging instrument	4.60%
Effect of variance increase/decrease on after-tax profit	$ 383
Interest rate risk [Member] | Debt securities [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Borrowings, interest rate	4.40%	3.00%
Borrowings, adjustment to interest rate basis	3.00%
Increase in interest due to one percentage point increase in interest rates	$ 44
Interest rate risk [Member] | Debt securities [Member] | Bottom of range [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Borrowings, interest rate	2.50%
Interest rate risk [Member] | Debt securities [Member] | Top of range [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Borrowings, interest rate	3.75%
Interest rate risk [Member] | Debt securities [Member] | Fixed interest rate [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Borrowings, interest rate	7.40%